SHORT-TERM BANK LOAN (Details Narrative)																1 Months Ended				6 Months Ended		12 Months Ended
	Nov. 18, 2020 USD ($)	Nov. 18, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 21, 2020 USD ($)	Sep. 21, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 28, 2020 USD ($)	Aug. 28, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	May 20, 2020 USD ($)	May 20, 2020 CNY (¥)	Nov. 19, 2019 USD ($)	Nov. 12, 2018 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	May 31, 2020 USD ($)	May 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 07, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 16, 2020	May 31, 2020 CNY (¥)	May 22, 2020	May 20, 2020 CNY (¥)	Nov. 19, 2019 CNY (¥)	Nov. 12, 2018 CNY (¥)
Description of debt maturity terms																						12 months or shorter.
Fangguan Electronics [Member] | Commercial Bills [Member]
Interest rate				3.80%			3.80%				3.85%					3.85%		3.85%				3.85%		3.85%		3.85%
Debt term			6 months	6 months			1 year	1 year								1 year	1 year	1 year	1 year
Debt maturity date			Mar. 09, 2021	Mar. 09, 2021			Aug. 06, 2021	Aug. 06, 2021								Jun. 11, 2021	Jun. 11, 2021	May 21, 2021	May 21, 2021
Proceeds from issuance of commercial bills | $			$ 459,000				$ 550,000									$ 48,000		$ 167,000
Fangguan Electronics [Member] | RMB | Commercial Bills [Member]
Proceeds from issuance of commercial bills				¥ 3,000,000				¥ 3,595,096									¥ 312,161		¥ 1,092,743
Loan secured amount				¥ 18,000,000			$ 18,000,000																	¥ 18,000,000		¥ 18,000,000
Short-Term Loan Agreement [Member] | Industrial Bank [Member] | Changchun Fangguan Electronic Science and Technology Co., Ltd [Member]
Borrowed amount | $											$ 198,000	$ 706,000			$ 2,620,000	$ 198,000		$ 198,000				$ 198,000
Interest rate															5.22%										3.85%		3.85%			5.22%
Maturity date											Jun. 11, 2021							May 21, 2021	May 21, 2021
Description of debt maturity terms															One year from November 19, 2019 to November 18, 2020.
Short-Term Loan Agreement [Member] | Industrial Bank [Member] | RMB | Changchun Fangguan Electronic Science and Technology Co., Ltd [Member]
Borrowed amount																								1,404,904		1,404,904		¥ 5,000,000		¥ 18,000,000
Collateral amount																								¥ 18,000,000		¥ 18,000,000
Short-Term Loan Agreement [Member] | Fangguan Electronics [Member] | Industrial Bank [Member]
Borrowed amount | $														$ 2,600,000
Interest rate														5.22%															5.22%
Debt maturity date														Nov. 18, 2020
Description of collateral														The borrowing was collateralized by the Company’s buildings and land use right.
Repayment of bank loan | $	$ 764,500				$ 734,000				$ 441,000			$ 706,000
Short-Term Loan Agreement [Member] | Fangguan Electronics [Member] | Industrial Bank [Member] | Commercial Bills [Member]
Interest rate																							3.85%
Debt term																				6 months	6 months
Debt maturity date																				Jun. 04, 2021	Jun. 04, 2021
Proceeds from issuance of commercial bills | $																				$ 459,000
Short-Term Loan Agreement [Member] | Fangguan Electronics [Member] | Industrial Bank [Member] | RMB
Borrowed amount																													¥ 18,000,000
Repayment of bank loan		¥ 5,000,000				¥ 5,000,000				¥ 3,000,000			¥ 5,000,000
Short-Term Loan Agreement [Member] | Fangguan Electronics [Member] | Industrial Bank [Member] | RMB | Commercial Bills [Member]
Proceeds from issuance of commercial bills																					¥ 3,000,000
Loan secured amount																							¥ 18,000,000